SCHEDULE OF EQUIPMENT ON LEASE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (186,954)	$ (181,382)	$ (176,607)
Equipment on lease, net		496	1,457
Tags [Member]
Property, Plant and Equipment [Line Items]
Equipment on lease, gross	133,149	129,533	126,817
Text [Member]
Property, Plant and Equipment [Line Items]
Equipment on lease, gross	29,428	28,629	28,029
Infinity/Touch [Member]
Property, Plant and Equipment [Line Items]
Equipment on lease, gross	$ 24,377	$ 23,716	$ 23,218